Stockholders' Equity	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 4 – Stockholders’ Equity

Shares Authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is Five Hundred Ten Million (510,000,000) shares of which Ten Million (10,000,000) shares shall be Preferred Stock, par value $0.0001 per share, and Five Hundred Million (500,000,000) shares shall be Common Stock, par value $0.0001 per share.

Common Stock

On April 27, 2010, the Company issued 1,500,000 common shares to its Chief Executive Officer at the par value of $0.0001 per share or $150 for compensation upon formation of the Company.

For the period from June 23, 2010 through November 30, 2010, the Company sold 843,800 shares of its common stock in a private placement at $0.05 per share to 40 individuals for $42,190.

Capital Contribution

In May 2010, the Company’s Chief Executive Officer contributed $100 for general working capital to the Company.

NOTE 4 – STOCKHOLDERS’ EQUITY

Shares authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is Five Hundred Ten Million (510,000,000) shares of which Ten Million (10,000,000) shares shall be Preferred Stock, par value $.001 per share, and Five Hundred Million (500,000,000) shares shall be Common Stock, par value $.001 per share.

Common stock

On April 27, 2010, the Company issued 1,500,000 common shares to its Chief Executive Officer at the par value of $0.0001 per share or $150 for compensation upon formation of the Company.

For the period from June 23, 2010 through August 31, 2010, the Company sold 843,800 shares of its common stock in a private placement at $0.05 per share to 40 individuals for $42,190.

Capital contribution

In May 2010, the Company’s Chief Executive Officer contributed $100 for general working capital to the Company.